Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current tax	$ 11,119	$ 0
Deferred tax	0	0
Total provision for income taxes	$ 11,119	$ 0